CASH TRUST SERIES II
                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                                August 1, 2006



EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549



     RE: CASH TRUST SERIES II (the "Registrant")
            Treasury Cash Series II (the "Fund")
           1933 Act File No. 33-38550
           1940 Act File No. 811-6269


Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated July 31, 2006, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 20 on July 28, 2006.

      If you have any questions regarding this certification, please contact me at (412) 288-6812.

                                                Very truly yours,



                                                /s/ Nelson W. Winter
                                                Nelson W. Winter
                                                Assistant Secretary